Other operating expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Operating Expense [Abstract]
Other operating expenses
13 Other operating expenses

	2024		2023		2022

	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related

Policyholder claims and benefits	6,520	-	6,965	-	7,736	-

Onerous contract losses (and reversals)	1,111	-	1,081	-	1,250	-

Commissions	1,449	937	1,403	1,069	1,214	1,011

Handling and clearing fees	-	30	-	32	1	31

Right of use assets – interest expense	-	6	-	7	-	7

Employee expenses	620	1,198	604	1,107	637	1,059

Administration expenses	500	785	551	780	594	669

Deferred transaction expenses	-	(35)	-	(29)	-	(28)

Amortization of deferred expenses	-	22	-	21	-	28

Amortization of other intangibles	-	17	-	13	-	9

Total	10,200	2,961	10,604	3,000	11,433	2,786

Amounts attributed to insurance acquisition cash flows (see cash flow in note 29)	(983)	-	(956)	-	(903)	-

Amortization of insurance acquisition cash flows (see note 6/7)	553	-	558	-	545	-

Amortization of insurance acquisition cash flows PAA	20	-	19	-	22	-

Total other operating expenses	9,790	2,961	10,226	3,000	11,097	2,786

Employee expenses	2024	2023	2022

Salaries	1,205	1,131	1,138

Post-employment benefit costs	127	125	117

Social security charges	118	107	101

Other personnel costs	310	294	292

Shares	58	54	48

Total	1,818	1,711	1,696

Included in employee expenses:

Defined contribution expenses	61	57	48
Other operating expenses that arise directly from or can be allocated to the fulfillment of insurance contracts or investment contracts with discretionary participating features, are considered insurance service expenses and recognized in the income statement as services under the contract are provided (see note
7 Insurance service expenses
). Other operating expenses that do not meet the definition of fulfillment cash flows, including unexpected amounts of waste labor and other resources (e.g.
start-up
costs of new businesses) are expensed when incurred.
Short term incentive compensation
Many Aegon employees, the Executive Director and a small number of senior management, participate in short-term incentive (STI) compensation, as aligned with the standard practice in their local markets. The STI allocation is awarded based on Aegon’s performance, the employee’s unit performance and individual performance against predefined financial and non-financial
performance metrics and targets, as well as the continued employment of the employee. While most participants will be paid their short-term incentive in cash following the one-year
performance period, selected senior employees will be paid partially in cash and partially in Aegon shares. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. The shares component of STI is deferred for two years, or for three years when the employee is classified as a Material Risk Taker in accordance with BMA Insurance Code of Conduct or other regulatory directives as applicable to their sector and location. These shares shall vest and be released following the adoption of the Company’s Annual Accounts by the Board of Directors following the last deferral year. Employees are not eligible to receive a dividend during the deferral period of STI awards. In exceptional circumstances incentive compensation can be adjusted downwards before allocation or pay-out
(malus) or after
pay-out
(claw back), after considering the outcomes of an
ex-ante
or
ex-post
risk assessment.
Long Term Incentive Compensation
The Executive Director and a small number of senior management may also participate in the long-term incentive (LTI) plan beginning in 2024. The LTI plan is structured to align the participants with long-term shareholder interests and is a performance based restricted stock plan settled in Aegon shares following the three-year performance period. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. During the performance period, dividend equivalents are accumulated and paid after the performance period. The awarded LTI shares shall vest and be released following the adoption of the company’s Annual Accounts by the Board of Directors following the last performance year. For the Executive Director, the paid-out
shares are subject to an additional holding period of two years which continues to apply post-employment. During this holding period, the Executive Director is not allowed to sell these shares. In exceptional circumstances, variable compensation can be adjusted downwards before allocation or pay-out
(malus) or after
pay-out
(claw back), after considering the outcomes of an
ex-ante
or
ex-post
risk assessment.
Shares as fixed compensation
Selected members of the Executive Committee as well as other senior employees receive part of their fixed compensation in Aegon shares each pay round, next to receiving fixed compensation in cash. The grant price of these shares is equal to the volume-weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. Once allocated these shares are unconditional and do not depend on the continued employment of the employee. These shares vest following approval of the Company’s Annual Accounts by the Board of Directors relating to the last financial year in the performance period. In the former case, these paid-out shares are subject to an additional holding period of three years, while in the latter case there is no holding period after pay-out.
During the holding period (if applicable), the employee is not allowed to sell these shares. During the deferral period (if applicable), the employee is not eligible to receive dividend.
Shares for
Non-Executive
Directors
The annual Board fee of
Non-Executive
Directors is paid around 75% in cash and around 25% in fixed Aegon shares. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year.
These shares vest after the completion of the calendar year. Dividend equivalents are accrued during the calendar year and will be payable as additional Aegon shares at the time of vesting. The shares do not depend on any performance condition. Shares are not forfeited when the Board membership of a
Non-Executive
Director is discontinued before vesting. Shares granted to
Non-Executive
Directors do not have a holding period or a deferral period attached to them.
Shares as part of a
sign-on
arrangement
Employees may be offered a
sign-on
arrangement when joining Aegon, with payments in cash and Aegon shares, within the applicable rules and regulations. Once allocated, the sign-on
shares depend on the continued employment of the employee. These shares are deferred and typically cliff-vest one, two and three years after allocation. These shares are only paid out after approval of the company’s annual accounts following the last deferral year. Employees are not eligible to receive a dividend during the deferral period.
The following overview contains the cumulative number of shares and their status in relation to active long term incentive plans, short term incentive plans, shares allocated as fixed compensation and shares allocated as part of a sign-on
arrangement.

Number of shares per plan year	2020	2021	2022	2023	2024	Total

Conditionally granted 1	8,381,086	9,449,451	7,495,307	7,932,942	8,145,463	41,404,249

Allocated 2, 3, 4	6,522,324	13,297,242	10,953,082	10,831,102	893,378	42,497,128

1	The at target number of shares which were conditionally granted as variable compensation for the plan year.
2	The allocated number of shares as variable compensation based on the actual performance during the plan year.
3
The number of allocated shares for 2023 has been updated to reflect the final shares allocation which became available after the publication date of the annual report 2023. In 2023, the annual report only reflected shares as part of fixed compensation and/or sign-on arrangements for a total of 1,511,212 shares.

4	The number of allocated shares for 2024 only reflects the shares as part of fixed compensation and/or sign-on arrangements.

Number of shares per plan year

	2020	2021	2022	2023	2024	Total

Unvested on January 1, 2022	6,997,435	11,825,532	-	-	-	18,822,967

Conditionally granted as variable compensation 1	-	-	7,495,307	-	-	7,495,307

Allocated 2	1,832	3,847,791	2,136,074	-	-	5,985,697

Forfeited	(262,567)	(1,050,197)	-	-	-	(1,312,764)

Vested	(327,134)	(835,534)	(183,739)	-	-	(1,346,407)

Unvested on December 31, 2022	6,409,566	13,787,592	9,447,642	-	-	29,644,800

Conditionally granted as variable compensation 1	-	-	-	7,932,942	-	7,932,942

Allocated 2	130,020	(16,864)	1,321,701	1,511,212	-	2,946,069

Forfeited	(232,905)	(437,677)	(182,796)	(49,968)	-	(903,346)

Vested	(2,645,290)	(747,687)	(663,161)	(31,033)	-	(4,087,171)

Unvested on December 31, 2023	3,661,391	12,585,364	9,923,386	9,363,153	-	35,533,294

Conditionally granted as variable compensation 1	-	-	-	-	8,145,463	8,145,463

Allocated 2	19,150	3,784	19,342	1,386,948	893,378	2,322,602

Forfeited	-	(177,945)	(132,531)	(246,640)	-	(557,116)

Vested	(3,680,541)	(5,908,686)	(700,538)	(154,181)	(27,802)	(10,471,748)

Unvested on December 31, 2024	-	6,502,517	9,109,659	10,349,280	9,011,039	34,972,495

Grant price (in EUR) 3	4.083	3.293	4.491	4.833	5.262

Fair value of shares at grant date (in EUR) 4	1.794 to 3.737	1.625 to 3.978	3.341 to 5.061	3.555 to 4.524	3.7100 to 6.3268

1	The at target number of shares which were conditionally granted as variable compensation for the plan year
2
Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on
arrangement (e.g. the 893,378 shares allocated during the calendar year 2024 in relation to the 2024 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the 1,386,948 share correction during 2024 for the 2023 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2024 a correction of 19,342 shares was made in relation to the 2022 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2024 plan year, this is the VWAP for the period December 15, 2023 to January 15, 2024

4
These fair values are adjusted for expected dividend (when the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable)

Aegon applies a net
settlement
option for participants in order to meet their income tax obligations when their shares are paid out. This means that Aegon will not sell shares on the market but hold these shares within Aegon and settle directly with the tax authorities in cash.